DEBT SECURITIES IN ISSUE - Summary of Debt Securities in Issue (Details) £ in Millions	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)
Debt Securities In Issue [Line Items]
Notional amount	£ 266,336			£ 269,212
Debt securities	41,388			35,673
Credit linked notes	175			226
Medium-Term notes
Debt Securities In Issue [Line Items]
Debt securities	2,290			696
Medium-Term notes | Santander UK Group Holdings plc
Debt Securities In Issue [Line Items]
Debt securities	11,896			9,622
Euro €35bn Global Covered Bond Programme
Debt Securities In Issue [Line Items]
Notional amount | €			€ 35,000,000,000			€ 35,000,000,000
Debt securities	19,201			17,211
US $20bn Commercial Paper Programmes
Debt Securities In Issue [Line Items]
Notional amount | $		$ 20,000,000,000			$ 20,000,000,000
Debt securities	2,411			3,274
Certificates of deposit
Debt Securities In Issue [Line Items]
Debt securities	1,607			1,196
Credit linked notes
Debt Securities In Issue [Line Items]
Credit linked notes	635			441
Securitisation programmes
Debt Securities In Issue [Line Items]
Debt securities	5,638			3,929
– US $30bn Euro Medium Term Note Programme | Medium-Term notes
Debt Securities In Issue [Line Items]
Notional amount | $		$ 30,000,000,000			$ 30,000,000,000
Debt securities	308			696
– Euro €30bn Euro Medium Term Note Programme | Medium-Term notes
Debt Securities In Issue [Line Items]
Notional amount | €			30,000,000,000			30,000,000,000
Debt securities	1,982			0
– Euro €30bn Euro Medium Term Note Programme | Medium-Term notes | Santander UK Group Holdings plc
Debt Securities In Issue [Line Items]
Notional amount | €			€ 30,000,000,000			€ 30,000,000,000
Debt securities	2,960			2,997
– US SEC-registered Debt Programme - Santander UK plc | Medium-Term notes | Santander UK Group Holdings plc
Debt Securities In Issue [Line Items]
Debt securities	£ 6,646			£ 5,929